RESTRICTED CASH	3 Months Ended
Mar. 31, 2022
RESTRICTED CASH
RESTRICTED CASH

NOTE 6 – RESTRICTED CASH

	3/31/2022	12/31/2021
Marketing - Itaipu	1,367,419	1,038,270
Marketing - PROINFA	1,425,268	1,041,481
PROCEL	437,763	433,268
Resources of RGR	32,272	31,575
Total	3,262,722	2,544,594